OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OTHER PAYABLES
NOTE 16 - OTHER PAYABLES	NOTE 16 - OTHER PAYABLES Other payables of $176,254 is consist of the payables of securities account set up fee.	NOTE 11 - OTHER PAYABLES Other payables of $90,632 is consist of the payables of securities account set up fee and related documentation expenses.